Credit Quality of Financial Assets and the Allowance for Credit Losses	9 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit LossesCredit Quality of Financial Assets and the Allowance for Credit Losses
8.	Credit Quality of Financial Assets and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.
Allowance for credit losses—by portfolio segment
Credit quality of financial assets—by class

•	Credit quality indicators

•	Past-due financing receivables

•	Non-accrual
Information about troubled debt restructurings—by class
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost for the nine and three months ended December 31, 2020:

	Nine months ended December 31, 2020
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥20,542	¥1,786	¥20,209	¥1,458	¥11,692	¥1,149	¥56,836
Cumulative effect of adopting According Standards Update 2016-13	14,500	1,601	10,725	0	3,550	1,369	31,745
Reclassification to allowance for investment in operating leases *3	0	0	0	0	0	(312)	(312)
Balance at April 1, 2020	35,042	3,387	30,934	1,458	15,242	2,206	88,269
Provision (Reversal)	5,648	162	6,529	36	3,064	599	16,038
Allowance of purchased loans during the reporting period	0	0	0	1,636	0	0	1,636
Charge-offs *4	(7,905)	0	(12,621)	(1,724)	(1,448)	(290)	(23,988)
Recoveries	401	0	72	38	9	6	526
Other *6	302	(170)	(1,330)	102	211	65	(820)

Ending balance	¥33,488	¥3,379	¥23,584	¥1,546	¥17,078	¥2,586	¥81,661

Collective (pool) assessment	29,118	3,162	16,108	654	9,627	944	59,613
Individual assessment	4,370	217	7,476	892	7,451	1,642	22,048

	Three months ended December 31, 2020
	Millions of yen
	Loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥34,350	¥3,414	¥28,421	¥1,508	¥16,206	¥2,896	¥86,795
Provision (Reversal)	1,641	38	380	31	1,600	(183)	3,507
Allowance of purchased loans during the reporting period	0	0	0	1,296	0	0	1,296
Charge-offs *5	(2,727)	0	(4,718)	(1,297)	(844)	(144)	(9,730)
Recoveries	150	0	3	8	1	6	168
Other *6	74	(73)	(502)	0	115	11	(375)

Ending balance	¥33,488	¥3,379	¥23,584	¥1,546	¥17,078	¥2,586	¥81,661

Notes 1: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.
2:
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. Since there is insignificant credit risk associated with those government-backed securities, no allowance for credit losses is recognized. And there is no delinquent or on non-accrual
status on
held-to-maturity
debt securities

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of the credit losses standards, allowance of ¥176,714 million was recorded as credit loss gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been amortized.

*2
Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates of ¥6 million were recorded in equity in net income of affiliates. And the allowance for credit losses on loans to affiliates of ¥795 million were recorded in investment in affiliates.

*3
The allowance for accrued payments for investment in operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the credit loss standard.

*4	Charge-off include the amount of ¥1,636 million for write-offs of purchased loans.
*5	Charge-off include the amount of ¥1,296 million for write-offs of purchased loans.
*6	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.

The following table provides information about purchased loans which is acquired for the nine and three months ended December 31, 2020:

Millions of yen
Nine months ended December 31, 2020
Purchase price	¥1,221
Allowance for credit losses at acquisition date	1,636
Discount or premium attributable to other factors	152

Par value	¥3,009

Millions of yen
Three months ended December 31, 2020
Purchase price	¥834
Allowance for credit losses at acquisition date	1,296
Discount or premium attributable to other factors	95

Par value	¥2,225

The Company and its subsidiaries develop the allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets and recognize adequately based on the management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic conditions and trends and expected outlook in future.
In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due 90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when the purchased loans are considered not to be collected the acquisition price probably, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Consumer borrowers mainly consist of real estate loans and card loans. The credit quality of real estate loans is affected from the cash flows derived from the property and its collateral value. The credit quality of card loans is affected from the repayment ability of customer attributes or payment history. The Company and its subsidiaries use these economic indicators to estimate the allowance for credit losses because these factors are reflected to probability of default and loss given default in each portfolio.
Corporate borrowers are classified into
non-recourse
loans and other than
non-recourse
loans. Furthermore, other than
non-recourse
loans are classified into real estate companies and commercial industrial companies and other, which are classified in Japan and overseas, respectively. The credit quality of real estate companies is affected from the real estate market trends. The credit quality of commercial industrial companies and other, which consist of various industries are affected from broader trends in the financial and economic conditions. The allowance for credit losses for corporate borrowers is estimated by considering debtors’ situation, economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases consists of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leases properties, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default
The forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rate, consumer price index, unemployment rate, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by the government and the Financial Services Agency of the Bank of Japan and third-party information providers as economic indicators. For the impact on the expansion of
COVID-19,
the Company and its subsidiaries review forward-looking scenarios with the necessary quantitative adjustment based on the analysis of impact to the referring economic conditions.
On the other hand, if the Company and its subsidiaries are not able to make or obtain reasonable and supportable forecasts of future economic conditions for the entire life of the financial asset, it is required to estimate expected credit losses for the remaining life using an approach that reverts to historical credit loss information.
There are no significant changes on methodologies and indicators used to estimate the allowance for credit losses for nine months ended December 31, 2020.
W
hen
non-performing
financial assets with worse credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based
o
n loss given default and so on,
o
n the other hand, if the
non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated. The individual assessment estimates the allowance for credit losses individually based on the present value of expected future cash flow, the observable market price or the fair value of the collateral securing the financial receivables if the financial receivables are collateral-dependent. The collateral-dependent financial receivables are defined as the finance receivables, which a debtor would be financial difficulty and the collection significantly depend on the collateral. These financial receivables are non-recourse
loans and purchased loans for which cash flow from real estate is the source of repayment. Their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes of these risks affect to the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of December 31, 2020. The revolving repayment card loans that cannot be classified into the origination year among card loans in consumer borrowers are excluded from the table.

December 31, 2020
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2021	2020	2019	2018	2017	Prior
Consumer borrowers:
Performing	¥306,241	¥449,219	¥339,465	¥229,865	¥231,464	¥524,416	¥2,080,670
Non-Performing	10,041	10,792	6,293	3,500	2,953	4,407	¥37,986

Real estate loans
Performing	300,663	435,567	332,312	225,245	229,665	523,126	¥2,046,578
Non-Performing	3	692	1,692	1,687	2,225	4,012	¥10,311
Other*
Performing	5,578	13,652	7,153	4,620	1,799	1,290	¥34,092
Non-Performing	10,038	10,100	4,601	1,813	728	395	¥27,675
Corporate borrowers:
Performing	226,317	421,009	238,450	138,144	78,102	117,712	¥1,219,734
Non-Performing	4,103	10,778	4,270	4,481	5,356	12,447	¥41,435

Non-recourse loans
Japan
Performing	5,283	24,475	5,283	2,815	0	8,922	¥46,778
The Americas
Performing	957	44,530	25,691	15,664	4,523	7,612	¥98,977
Non-Performing	0	0	0	0	0	1,177	¥1,177
Other than non-recourse loans
Real estate companies in Japan
Performing	85,807	76,554	39,335	29,591	26,242	25,889	¥283,418
Non-Performing	0	383	192	0	628	564	¥1,767
Real estate companies in overseas
Performing	16,005	54,567	15,015	6,316	1,852	2,898	¥96,653
Non-Performing	13	2,970	0	1,625	261	3,152	¥8,021
Commercial, industrial and other companies in Japan
Performing	60,044	55,369	32,004	13,092	11,682	23,701	¥195,892
Non-Performing	666	4,200	210	932	85	1,416	¥7,509
Commercial, industrial and other companies in overseas
Performing	58,221	165,514	121,122	70,666	33,803	48,690	¥498,016
Non-Performing	3,424	3,225	3,868	1,924	4,382	6,138	¥22,961
Purchased loans:
Performing	0	8	0	186	121	10,573	¥10,888
Non-Performing	0	0	0	0	0	1,236	¥1,236

Net investment in leases:
Performing	250,106	291,675	190,741	119,324	74,386	86,537	¥1,012,769
Non-Performing	1,015	3,138	3,476	3,307	3,010	6,800	¥20,746
Japan
Performing	142,489	178,878	133,242	95,377	66,669	83,942	¥700,597
Non-Performing	86	769	1,088	1,588	1,321	4,161	¥9,013
Overseas
Performing	107,617	112,797	57,499	23,947	7,717	2,595	¥312,172
Non-Performing	929	2,369	2,388	1,719	1,689	2,639	¥11,733
Other financial assets measured at amortized cost
Performing	15,691	920	325	863	2,630	12,108	¥32,537
Non-Performing	0	0	0	1,171	0	0	¥1,171

Total (excluding revolving repayment card loans)
Performing	798,355	1,162,831	768,981	488,382	386,703	751,346	¥4,356,598
Non-Performing	15,159	24,708	14,039	12,459	11,319	24,890	¥102,574

Note: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.

*	Other in consumer borrowers includes guarantee claims of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities”

The revolving repayment card loans that cannot be classified into the origination year among card loans in consumer borrowers as of December 31, 2020 are as follows:

	December 31, 2020
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥188,618	¥0	¥188,618	¥4,356,598	¥4,545,216

Non-Performing	1,934	3,757	5,691	102,574	¥108,265

Out of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans, card loans and other, which are not restructured) and net investment in leases as 90 days or more past-due
financing receivables not individually evaluated, and consider the others as loans individually evaluated. After the Company and its subsidiaries have set aside provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.
The following table provides information about the
past-due
financial assets as of December 31, 2020:

	December 31, 2020
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,319	¥15,243	¥19,562	¥2,312,965
	Real estate loans	1,407	2,995	4,402	2,056,889
	Card loans	357	1,956	2,313	194,309
	Other	2,555	10,292	12,847	61,767
Corporate borrowers		5,230	23,790	29,020	1,261,169
Non-recourse loans	Japan	0	0	0	46,778
	The Americas	1,588	1,177	2,765	100,154
Other than Non-recourse loans	Real estate companies in Japan	31	904	935	285,185
	Real estate companies in overseas	0	8,008	8,008	104,674
	Commercial, industrial and other companies in Japan	234	5,396	5,630	203,401
	Commercial, industrial and other companies in overseas	3,377	8,305	11,682	520,977
Net investment in leases		12,446	17,322	29,768	1,033,515
	Japan	5,198	6,586	11,784	709,610
	Overseas	7,248	10,736	17,984	323,905

Total		¥21,995	¥56,355	¥78,350	¥4,607,649

Note: Loans held for sale and purchased loans are not included in the table above.

In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principals and interests are not
past-due
30 days or more in accordance with the modified terms.
The following table provides information about
non-accrual
of financial assets as of December 31, 2020:

December 31, 2020
Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Beginning balance	¥13,607	¥2,466	¥42,156	¥15,346	¥73,575
Ending balance	15,286	9,382	34,050	17,322	¥76,040
Interest income recognized during the reporting period	412	0	147	0	¥559
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	771	0	11,892	0	¥12,663
The Company and its subsidiaries suspend accruing revenues on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during the nine and three months ended December 31, 2020:

Nine months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥7,236	¥5,262
	Real estate loans	22	17
	Card loans	1,285	965
	Other	5,929	4,280
Corporate borrowers		10,485	9,237
Non-recourse loans	The Americas	340	340
Other than Non-recourse loans	Real estate companies in overseas	104	104
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	10,003	8,755

Total		¥17,721	¥14,499

Three months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,857	¥1,111
	Real estate loans	7	4
	Card loans	416	295
	Other	1,434	812
Corporate borrowers		3,384	2,469
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	3,384	2,469

Total		¥5,241	¥3,580

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse
loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for allowance for credit losses. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional allowance for credit losses for the restructured receivables.

For the
nine
months ended
December
 3
1
, 2020, while there are the financial assets required to defer the payments other than the troubled debt restructuring stated above due to the spread of
COVID-19,
the payment deferrals, which are judged not to meet the definition of troubled debt restructuring are not included in the troubled debt restructuring stated the above.
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2020 and for which there was a payment default during the nine and three months ended December 31, 2020:

Nine months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥334
	Card loans	32
	Other	302
Consumer borrowers		1
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1

Total		¥335

Three months ended December 31, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
C onsumer borrowers		¥64
	Card loans	14

	Other	50
Total		¥64

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the
modified
terms
.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional allowance for credit losses as necessary for the defaulted financing receivables.
As of December 31, 2020, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥295 million as of December 31, 2020.